INCOME TAX EXPENSE - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current period	$ 376.3	$ 149.0
Settlement or adjustment for prior periods	(1.1)	0.3
Deferred tax expense
Origination and reversal of temporary differences	115.8	56.4
Settlement or adjustment for prior periods	(32.6)	57.3
Change in unrecognized deferred tax assets from impairment (reversal) charges	(17.8)	8.8
Change in unrecognized deferred tax assets	46.8	21.4
Total tax expense	$ 487.4	$ 293.2